Basis of presentation and accounting policies - Aeropuertos Argentina 2000 S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of presentation and accounting policies
Non-current assets	$ 2,792,066	$ 3,188,320
Current assets	749,910	647,468
Total assets	3,541,976	3,835,788
Non-current liabilities	2,052,139	2,297,100
Current liabilities	685,928	676,319
Total liabilities	2,738,067	2,973,419
Equity	803,909	862,369	$ 773,608	$ 805,286
Revenue	1,400,038	1,378,663	706,913
Gross profit	485,361	415,685	84,532
Operating income / (loss)	540,637	304,575	6,460
Financial results	(345,519)	(113,087)	(96,500)
Income tax	(24,241)	24,883	69,111
Net income for the year	226,467	165,635	(180,976)
Other comprehensive (loss) / income for the year	(281,750)	92,007	138,722
Total comprehensive income / (loss) for the year	(55,283)	257,642	(42,254)
Aeropuertos Argentina 2000 S.A.("AA2000")
Basis of presentation and accounting policies
Non-current assets	1,165,410	1,594,529
Current assets	181,405	211,057
Total assets	1,346,815	1,805,586
Non-current liabilities	672,981	796,193
Current liabilities	124,665	222,223
Total liabilities	797,646	1,018,416
Equity	549,169	787,170
Revenue	635,563	758,111	362,128
Gross profit	218,246	234,803	37,846
Operating income / (loss)	170,714	190,446	(6,949)
Financial results	(211,898)	35,866	61,322
Income tax	52,912	2,900	(54,396)
Net income for the year	11,728	229,212	(23)
Other comprehensive (loss) / income for the year	(250,002)	314,021	125,333
Total comprehensive income / (loss) for the year	(238,274)	543,233	125,310
Increase / (decrease) in cash
Provided by operating activities	192,164	146,789	62,937
(Used in) / provided by investing activities	(64,305)	8,338	11,516
(Used in)/ provided by financing activities	$ (74,050)	$ (122,453)	$ 31,455